                        SUPPLEMENT DATED JANUARY 1, 1997 TO
                           PROSPECTUS DATED MAY 1, 1996


                  INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                     ISSUED BY

                         NATIONWIDE LIFE INSURANCE COMPANY

                                    THROUGH ITS

                           NATIONWIDE VARIABLE ACCOUNT-5

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

Effective January 1, 1997, Twentieth Century Mutual Funds will change its name to American Century(SM) Investments. Additionally, Twentieth Century Companies, Inc. will change its name to American Century Companies, Inc. Finally, the management company for American Century(SM) Investments, Investors Research Corporation, will change its name to American Century Investment Management, Inc. Accordingly, please note the following amendments to your Prospectus:

1. Reference to TCI PORTFOLIOS, INC., MEMBER OF THE TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS located on page 1 of the Prospectus is hereby amended to read as follows:

         TCI PORTFOLIOS, INC., AN AFFILIATE OF AMERICAN CENTURY COMPANIES, INC.

2. Reference to TCI PORTFOLIOS, INC., MEMBER OF THE TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS in the Table of Contents located on pages 5 and 6 of the Prospectus is hereby amended to read as follows:

         TCI PORTFOLIOS, INC., A MEMBER OF AMERICAN CENTURY(SM) INVESTMENTS

3. The sub-section entitled TCI PORTFOLIOS, INC., MEMBER OF THE TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS located on page 13 of the Prospectus is hereby deleted in its entirety and replaced with the following:

         TCI PORTFOLIOS, INC., A MEMBER OF AMERICAN CENTURYSM INVESTMENTS

      TCI Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of American Century(SM) Investments, TCI Portfolios, Inc. is managed by American Century Investment Management, Inc.